www.psecretary[dot]com

corporate@psecretary[dot]com

telephone (775) 284-3709

February 10, 2010

Ryan Houseal

Securities and Exchange Commission

Washington, DC

Re: Private Secretary, Inc.

Registration Statement on Form S-1

Filed December 23, 2008

File No. 333-156421

Dear Mr. Houseal:

Thank you for your comments dated August 19, 2009. We have revised our document as suggested.

Amendment No. 3 to registration Statement on Accounting and Financial Disclosure Page 44.

1.	We have amended our document to include information requires by Item 11(i) of From S-1 and item 304 of regulation S-K.

Thank you.

/s/ Maureen F. Cotton

Maureen F. Cotton

President